Notes to the consolidated financial statements - Research and development expenses (Details) - Research and development expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Expenses By Nature [Line Items]
Materials	€ (29,834)	€ (4,015)	€ (5,867)
Personnel	(21,313)	(14,385)	(7,565)
Amortization and depreciation	(2,578)	(474)	(1,143)
Patents and fees to register a legal right	(7,337)	(4,551)	(4,847)
Third-party services	(51,306)	(18,626)	(19,921)
Maintenance and lease	(717)	(670)	(1,156)
Other	(723)	(521)	(1,223)
Total	(113,808)	(43,242)	(41,722)
Salary and salary-related expenses	16,543	14,127	11,806
Benefit recognized upon reversal of provisions			€ 4,241
Expenses from share-based payments	€ 4,770	€ 0